Fees Summary	Feb. 03, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 548,531,500.00
Previously Paid Amount	0.00
Total Fee Amount	83,980.17
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 83,980.17
Narrative - Max Aggregate Offering Amount | shares	548,531,500
Final Prospectus	true